Fair value measurement - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of securities valued with reasonable level of price transparency	99.00%
Derivative assets	$ 10,648	$ 12,514
Assets measured at fair value on a recurring basis | Level 3 | Estimated fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 0